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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]:  Amendment Number:

   This Amendment (Check only one.):        [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Chieftain Capital Management, Inc.

Address: 12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas D. Stern
Title:     Managing Director
Phone:     (212) 421-9760

Signature, Place, and Date of Signing:

     /s/ Thomas D. Stern        New York, New York        February 14, 2008
--------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: $ 3,324,222 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

         COLUMN 1        COLUMN 2    COLUMN 3     COLUMN 4      COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
      ---------------- ----------  -----------   --------- ---------------------  -----------  -------   -------------------------
                         TITLE OF                  VALUE    SHRS OR    SH/  PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
      NAME OF ISSUER      CLASS       CUSIP      (x $1000)  PRN AMT    PRN  CALL  DISCRETION   MANAGERS    SOLE      SHARED   NONE
      ---------------- ----------  -----------   --------- ---------- ----- ----  ----------- ---------  ----------- ------   ------
COMCAST CORP NEW       CL A SPL    20030N 20 0   1,025,849 56,614,180 SH          SOLE                   56,614,180
UNITEDHEALTH GROUP INC COM         91324P 10 2     819,148 14,074,705 SH          SOLE                   14,074,705
LABORATORY CORP AMER
HOLDINGS               COM NEW     50540R 40 9     592,050  7,838,604 SH          SOLE                    7,838,604
RYANAIR HOLDINGS       SPONSORED
PLC                    ADR         783513 10 4     479,777 12,164,735 SH          SOLE                   12,164,735
CROSSTEX ENERGY INC    COM         22765Y 10 4     306,438  8,228,733 SH          SOLE                    8,228,733
COMCAST CORP NEW       CL A        20030N 10 1      58,070  3,180,152 SH          SOLE                    3,180,152
AMERICA MOVIL SAB      SPON ADR L
DE CV                  SHS         02364W 10 5      28,178    459,000 SH          SOLE                      459,000
CROSSTEX ENERGY LP     COM         22765U 10 2      14,712    474,286 SH          SOLE                      474,286